INVESTMENTS - Cumulative OTTI Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
AFS debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	$ 723
Credit impairments recognized in earnings on securities not previously impaired	13
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	(3)
Balance at end of period	733
AFS debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	295
Credit impairments recognized in earnings on securities not previously impaired	0
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	0
Balance at end of period	295
AFS debt securities | Foreign government securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	171
Credit impairments recognized in earnings on securities not previously impaired	0
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	0
Balance at end of period	171
AFS debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	113
Credit impairments recognized in earnings on securities not previously impaired	8
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	(3)
Balance at end of period	118
AFS debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	144
Credit impairments recognized in earnings on securities not previously impaired	5
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	0
Balance at end of period	149
HTM debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	867
Credit impairments recognized in earnings on securities not previously impaired	5
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	(69)
Balance at end of period	803
HTM debt securities | Mortgage-backed securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	678
Credit impairments recognized in earnings on securities not previously impaired	5
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	(13)
Balance at end of period	670
HTM debt securities | Corporate
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	56
Credit impairments recognized in earnings on securities not previously impaired	0
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	(56)
Balance at end of period	0
HTM debt securities | Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	133
Credit impairments recognized in earnings on securities not previously impaired	0
Credit impairments recognized in earnings on securities that have been previously impaired	0
Reductions due to credit-impaired securities sold, transferred or matured	0
Balance at end of period	$ 133